Net Loss per Share - Schedule of Numerators and Denominators of Basic and Diluted Net Loss per Share Computations (Detail) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income (loss) attributable to Ceridian	$ (63.2)	$ (54.2)	$ (9.2)	$ (92.9)	$ (104.7)
Less: Income (loss) from discontinued operations	(14.8)	(2.4)	(6.0)	12.5	3.7
Net income (loss) from continuing operations attributable to Ceridian	(48.4)	(51.8)	(3.2)	(105.4)	(108.4)
Less: Senior Preferred Stock dividends declared	7.7	15.3	20.5	14.1
Net income (loss) from continuing operations attributable to Ceridian available to common stockholders	$ (56.1)	$ (67.1)	$ (23.7)	$ (119.5)	$ (108.4)
Denominator:
Weighted-average shares outstanding - basic and diluted	105,730,178	65,181,373	65,204,960	64,988,338	64,924,845
Weighted-average shares outstanding-basic	105,730,178	65,181,373	65,204,960	64,988,338	64,924,845
Weighted-average shares outstanding-diluted	105,730,178	65,181,373	65,204,960	64,988,338	64,924,845
Net income (loss) per share from continuing operations attributable to Ceridian-basic	$ (0.53)	$ (1.03)
Net loss per share from continuing operations attributable to Ceridian-basic and diluted			$ (0.36)	$ (1.84)	$ (1.67)
Net loss per share from discontinued operations-basic	(0.14)	(0.04)
Net (loss) income per share from discontinued operations-basic and diluted			(0.10)	0.19	0.06
Net income (loss) per share attributable to Ceridian-basic	(0.67)	(1.07)
Net loss per share attributable to Ceridian-basic and diluted			$ (0.46)	$ (1.65)	$ (1.61)
Net income (loss) per share from continuing operations attributable to Ceridian-diluted	(0.53)	(1.03)
Net loss per share from discontinued operations-diluted	(0.14)	(0.04)
Net income (loss) per share attributable to Ceridian- diluted	$ (0.67)	$ (1.07)